LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share Tables [Abstract]
Loss per share [Text Block]

	2015	2016	2017

Net income / (loss) from continuing operations attributable to NBG shareholders	(3.378)	(238)	5
Gain on redemption of preference shares	1.067	-	-
Net income / (loss) from continuing operations attributable to ordinary shareholders	(2.311)	(238)	5
Net income / (loss) from discontinued operations attributable to NBG shareholders	(5.086)	(62)	(235)
Net income / (loss) from continuing and discontinued operations attributable to ordinary shareholders	(7.397)	(300)	(230)
Weighted average ordinary shares outstanding for basic and diluted earnings per share	786.381.893	9.145.859.028	9.145.574.515

Basic and diluted losses per share from continuing operations	(2,94)	(0,03)	-
Basic and diluted losses per share from continuing and discontinued operations	(9,41)	(0,03)	(0,03)